UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-04010


                                 OCM Mutual Fund
                               1536 Holmes Street
                           Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                         Orrell Capital Management, Inc.
                               1536 Holmes Street
                           Livermore, California 94550


                  Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                   Date of reporting period: February 28, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS


OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AS OF FEBRUARY 28, 2007
(UNAUDITED)


    SHARES                                                              VALUE
    ------                                                              -----

               COMMON STOCKS - 93.3%
               MAJOR GOLD PRODUCERS - 35.1%
      20,000   AngloGold Ashanti Ltd. ADR                           $    881,200
      60,000   Barrick Gold Corp.                                      1,794,600
     700,000   Brazauro Resources Corp.*                                 596,964
      10,000   Freeport-McMoRan Copper & Gold, Inc.                      574,100
     270,000   Gold Fields Ltd. ADR                                    4,760,100
     686,250   Goldcorp, Inc.                                         18,398,362
     225,000   Harmony Gold Mining Co., Ltd. ADR*                      3,111,750
     275,000   Kinross Gold Corp.*                                     3,872,000
      32,200   Lihir Gold Ltd. ADR                                       847,826
     124,994   Newmont Mining Corp.                                    5,633,480
                                                                    ------------
                                                                      40,470,382
                                                                    ------------
               INTERMEDIATE/MID-TIER GOLD PRODUCERS - 23.1%
     134,110   Agnico-Eagle Mines Ltd.                                 5,274,546
     350,000   Bema Gold Corp.*                                        2,184,888
     100,000   Gammon Lake Resources, Inc.*                            1,716,698
     504,800   IAMGOLD Corp.                                           4,220,128
     150,000   Meridian Gold, Inc.*                                    4,116,000
     500,000   Oxiana Ltd.                                             1,126,783
     140,000   Randgold Resources Ltd. ADR                             3,206,000
     200,000   Western Goldfields, Inc.                                  380,000
     299,500   Yamana Gold, Inc.                                       4,387,675
                                                                    ------------
                                                                      26,612,718
                                                                    ------------
               JUNIOR GOLD PRODUCERS - 11.0%
     599,000   Alhambra Resources Ltd.*                                  715,163
     250,000   Aurizon Mines Ltd.*                                       852,500
     400,000   Capstone Mining Corp.                                     682,245
   1,000,000   Claude Resources, Inc.*                                 1,748,252
     430,000   Eldorado Gold Corp.*                                    2,559,611
     150,000   Glencairn Gold Corp.*                                      83,149
     457,000   Golden Cycle Gold Corp.*                                3,313,250
     359,000   Golden Star Resources Ltd.*                             1,295,990
     250,000   Sino Gold Ltd.                                          1,420,298
                                                                    ------------
                                                                      12,670,458
                                                                    ------------
               EXPLORATION AND DEVELOPMENT COMPANIES - 15.6%
     200,000   African Gold Group, Inc.*                                 298,482
     200,000   Amarillo Gold Corp.*                                      153,505
     187,500   Anatolia Minerals Development Ltd.                        871,461
      58,200   Aquiline Resources, Inc.*                                 432,306
      75,000   Aurora Energy Resources, Inc.*                          1,007,377
     250,000   Australian Solomons Gold Ltd.*                            319,802
     500,000   Birim Goldfields, Inc.*                                   251,578
     221,000   BrazMin Corp.*                                            167,738
     150,000   Cumberland Resources Ltd.*                              1,071,000
     100,000   Fronteer Development Group, Inc.*                       1,216,954
     300,000   Fury Exploration Ltd.*                                    189,323

OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AS OF FEBRUARY 28, 2007
(UNAUDITED)


    SHARES                                                              VALUE
    ------                                                              -----

     250,000   Geodex Minerals Ltd.                                      123,657
     300,000   Grayd Resource Corp.                                      255,842
     244,900   Guyana Goldfields, Inc.*                                2,218,010
     450,000   MAG Silver Corp.                                        3,453,863
     250,000   Maximus Ventures Ltd.*                                     68,224
     106,500   Metallica Resources, Inc.*                                479,550
     150,000   Mundoro Mining, Inc.*                                     208,511
     450,000   Northland Resources, Inc.*                              1,389,221
     200,000   Radius Gold, Inc.*                                        100,631
     300,000   Red Back Mining, Inc.*                                  1,023,367
     300,000   Sabina Silver Corp.*                                      849,394
     300,000   Selkirk Metals Corp.*                                     220,024
     293,332   Silverstone Resources Corp.*                              425,264
     750,000   StrataGold Corp.*                                         652,396
     207,700   Sunridge Gold Corp.*                                      504,814
                                                                    ------------
                                                                      17,952,294
                                                                    ------------
               OTHER - 3.8%
     206,812   Altius Minerals Corp.*                                  1,798,979
     229,200   International Royalty Corp.                             1,190,370
      40,000   Royal Gold, Inc.                                        1,324,000
                                                                    ------------
                                                                       4,313,349
                                                                    ------------

               PRIMARY SILVER PRODUCERS - 4.7%
      40,000   Apex Silver Mines Ltd.                                    571,200
     100,000   Coeur d'Alene Mines Corp.*                                452,000
     100,000   First Majestic Silver Corp.*                              480,130
     150,000   Fortuna Silver Mines, Inc.                                390,159
     100,000   Hecla Mining Co.*                                         770,000
      48,075   Pan American Silver Corp.*                              1,439,872
     100,000   Silver Wheaton Corp.                                      994,371
     500,000   US Silver Corp.                                           332,594
                                                                    ------------
                                                                       5,430,326
                                                                    ------------
               TOTAL COMMON STOCKS
               (Cost $38,479,816)                                    107,449,527
                                                                    ------------

               EXCHANGE TRADED FUNDS - 4.8%
       9,000   iShares Silver Trust*                                   1,270,350
      65,000   Streettracks Gold Trust*                                4,321,200
                                                                    ------------

               TOTAL EXCHANGE TRADED FUNDS
               (Cost $3,931,360)                                       5,591,550
                                                                    ------------

OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AS OF FEBRUARY 28, 2007
(UNAUDITED)


    SHARES                                                              VALUE
    ------                                                              -----

               WARRANTS - 1.3%
     125,000   Australian Solomons Gold Ltd.*
               Exercise Price 1.71 CAD, Exp. 8/28/2008                    55,432
      50,000   Bema Gold Corp.*
               Exercise Price 1.90 CAD, Exp. 10/27/2007                  232,816
           1   Canyon Resources Corp.*+#^
               Exercise Price $2.16, Exp. 6/01/2007                         --
      89,000   Endeavour Mining Capital Corp.*
               Exercise Price 5.50 CAD, Exp. 11/10/2008                  269,444
      75,000   Fortuna Silver Mines, Inc.*+#
               Exercise Price 1.85 CAD, Exp. 3/23/2008                    76,753
     150,000   Fury Explorations Ltd.*+#
               Exercise Price 1.25 CAD, Exp. 9/20/2008                      --
      75,000   Glencairn Gold Corp.*
               Exercise Price 1.25 CAD, Exp. 11/26/2008                    8,954
       1,500   Goldcorp, Inc.*
               Exercise Price $40.55, Exp. 5/30/2007                      19,500
      35,000   Nevsun Resources Ltd.*+#
               Exercise Price 10.00 CAD, Exp. 12/18/2008                    --
      24,038   Pan American Silver Corp.*
               Exercise Price 12.00 CAD, Exp. 2/20/2008                  478,669
     250,000   Silver Wheaton Corp.*
               Exercise Price 4.00 CAD, Exp. 8/5/2009                    356,046
      66,665   Silverstone Resource Corp.*+#
               Exercise Price 1.80 CAD, Exp. 6/8/2007                       --
                                                                    ------------

               TOTAL WARRANTS
               (Cost $85,797)                                          1,497,614
                                                                    ------------
    PRINCIPAL
     AMOUNT
     ------

               SHORT-TERM INVESTMENTS - 0.6%
     677,478   UMB Money Market Fiduciary, 3.69%                         677,478
                                                                    ------------

                TOTAL SHORT-TERM INVESTMENTS
               (Cost $677,478)                                           677,478
                                                                    ------------


               TOTAL INVESTMENTS - 100.0%
               (COST $43,174,451)                                    115,216,169

               OTHER ASSETS LESS LIABILITIES - 0.0%                        5,670
                                                                    ------------

               NET ASSETS - 100.0%                                  $115,221,839
                                                                    ============


               * Non-income producing security.

               CAD - Canadian Dollars.

               + Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

               # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

               ^ Upon Exercise of this security, the Fund would receive multiple shares of the underlying security as noted below:

               SECURITY                                                  SHARES
               -----------------------------------------------------------------

               Canyon Resources Corp.                                    55,556





                              SUMMARY OF INVESTMENTS BY COUNTRY

               COUNTRY                   MARKET VALUE      INVESTMENT SECURITIES
               -----------------------------------------------------------------

               Australia                 $ 2,922,315                2.5%
               Canada                     78,992,700               68.6
               Cayman Islands                840,644                0.7
               Jersey                      3,206,000                2.8
               New Guinea                    847,826                0.7
               South Africa                8,753,050                7.6
               United States (1)          19,485,895               16.9
               Virgin Islands                167,738                0.2
                                        ------------              ------
               Total                    $115,216,168              100.0%
                                        ============              ======

               (1) Includes short term securities.



               SEE NOTES TO FINANCIAL STATEMENTS

                                 OCM GOLD FUND
              Notes to Schedule of Investments - February 28, 2007
                                   (Unaudited)



NOTE 1. ORGANIZATION

      OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, such as a material development regarding an investment in a foreign security, the Fund may value the security at its fair value. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

      Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

NOTE 3. FEDERAL INCOME TAX INFORMATION

      At February 28, 2007, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

         Cost of investments                             $44,476,628
                                                         ===========
         Unrealized appreciation                         $71,299,786
         Unrealized depreciation                            (560,248)
                                                         -----------
         Net unrealized appreciation on investments      $70,739,541
                                                         ===========

      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the statement of operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1)market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By: /s/ GREGORY M. ORRELL
    ---------------------
        Gregory M. Orrell
        President

Date:  April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ GREGORY M. ORRELL
    ---------------------
        Gregory M. Orrell
        President

Date:  April 27, 2007


By: /s/ JACKLYN ORRELL
    ------------------
        Jacklyn Orrell
        Treasurer

Date:    April 27, 2007